UNITED
                         RETIREMENT
                         SHARES,
                         INC.

                         SEMIANNUAL
                         REPORT
                         ------------------------------------------
                         For the six months ended December 31, 1996

     This report is submitted for the general information of the shareholders of United Retirement Shares, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Retirement Shares, Inc. current prospectus.

     PRESIDENT'S LETTER
     DECEMBER 31, 1996



     Dear Shareholder:

          As President of your Fund, I would like to thank you for your continued confidence in our products and services. Our goal to provide the best service possible to our shareholders has not changed since we opened our doors nearly 60 years ago. Waddell & Reed's team of professionals, including the Fund's manager, our customer service representatives and your personal account representative continue to strive to meet your financial needs.

          Waddell & Reed plays a special role in the investment industry. We take pride in being one of the few financial services firms committed to locally based account representatives who provide the personal service you need. When you're ready to evaluate your financial plan to keep up with life's changes, or to find an answer to a financial question that you may have, your representative is ready to assist you--when you need it. He or she is available to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

          All of us are committed to helping you meet the financial goals that are important to you. This is accomplished by our offering investment products to meet a variety of personal financial objectives, along with the personal service to make the investment process more convenient and accessible.

          We want to continue to meet your financial needs for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

     Respectfully,
     Keith A. Tucker
     President

     SHAREHOLDER SUMMARY
     --------------------------------------------------------------------------
     UNITED RETIREMENT SHARES, INC.

     PORTFOLIO STRATEGY:
     Common stocks believed to  OBJECTIVE:   Highest long-term total
     have the potential for:                 return as is, in the
       Long-term appreciation                opinion of management,
       Stability                             consistent with the
       Income                                reasonable safety of capital.

     Maximum 10% foreign         STRATEGY:   Invests in equity and
     securities                              debt securities in such
                                             proportions that
                                             management believes are
     Debt securities                         most likely to
                                             achieve the Fund's
                                             objective. (May
     Cash reserves                           purchase securities
                                             subject to repurchase agreements.
                                             May invest in certain options and
                                             futures.)

                                             The use of cash reserves
                                             (often invested in money market
                                             securities) for defensive purposes
                                             is a strategy that may be utilized
                                             by Retirement Shares from time to
                                             time.

                                             Moving into cash reserve positions
                                             at times thought to be near a major
                                             stock market peak allows the Fund
                                             the opportunity to capture profits
                                             and attempts to cushion the impact
                                             of market declines.  The added
                                             flexibility provided by our CASH
                                             RESERVES STRATEGY has from time to
                                             time been an important element in
                                             our past success and, when deemed
                                             appropriate, may be used in the
                                             management of the portfolio in the
                                             future.

                                  FOUNDED:   1972

             SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September,
                                             December)

     PERFORMANCE SUMMARY -- Class A Shares

                      PER SHARE DATA
     For the Six Months Ended December 31, 1996
     ------------------------------------------

     DIVIDENDS PAID                $0.15
                                   =====

     CAPITAL GAINS DISTRIBUTION    $0.66
                                   =====

     NET ASSET VALUE ON
       12/31/96 $8.35 adjusted to: $9.01(A)
       06/30/96                     8.72
                                   -----
     CHANGE PER SHARE              $0.29
                                   =====

     (A)This number includes the capital gains distribution of $.66 paid in December 1996 added to the actual net asset value on December 31, 1996.

     Past performance is not necessarily an indication of future results.


     TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
     Period                            Sales Load*    Sales Load**
     ------                            -----------    ------------
     1-year period ended 12-31-96           3.49%          9.80%
     5-year period ended 12-31-96          10.24%         11.56%
     10-year period ended 12-31-96         10.98%         11.64%

      *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

     **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

     Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     PORTFOLIO HIGHLIGHTS

     On December 31, 1996, United Retirement Shares, Inc. had net assets totaling $644,061,091 invested in a diversified portfolio of:

        60.29% Common Stocks
        28.04% U.S. Government Securities
         7.71% Cash and Cash Equivalents
         2.52% Corporate Bonds
         0.96% Convertible Preferred Stocks
         0.48% Other Government Security



     As a shareholder of United Retirement Shares, Inc. for every $100 you had invested on December 31, 1996, your Fund owned:

      $28.69  Manufacturing Stocks
       28.04  United States Government Securities
       10.50  Finance, Insurance and Real Estate Stocks
        7.71  Cash and Cash Equivalents
        7.62  Transportation, Communication, Electric
                and Sanitary Services Stocks
        3.53  Wholesale and Retail Trade Stocks
        3.13  Miscellaneous Investing Institutions Stocks
        2.83  Services Stocks
        2.52  Corporate Debt Securities
        2.29  Mining Stocks
        1.01  Agriculture, Forestry and Fisheries Stocks
        0.96  Convertible Preferred Stocks
        0.69  Contract Construction Stocks
        0.48  Other Government Security

     Not all holdings will be represented in the portfolio at all times.

     THE INVESTMENTS OF
     UNITED RETIREMENT SHARES, INC.
     DECEMBER 31, 1996

                                                   Shares        Value

     COMMON STOCKS
     Apparel and Accessory Stores - 0.82%
      Gap, Inc. (The)  ........................   175,000 $  5,271,875

     Apparel and Other Textile Products - 1.20%
      Liz Claiborne, Inc.  ....................   200,000    7,725,000

     Business Services - 2.15%
      Electronic Data Systems Corporation  ....   160,000    6,920,000
      First Data Corporation  .................   189,500    6,916,750
        Total .................................             13,836,750

     Chemicals and Allied Products - 10.70%
      Abbott Laboratories  ....................   160,000    8,120,000
      American Home Products Corporation  .....   140,000    8,207,500
      Astra AB, Class A (A)  ..................   175,000    8,588,175
      Avon Products, Inc.  ....................    85,000    4,855,625
      Dow Chemical Company (The)  .............    80,000    6,270,000
      du Pont (E.I.) de Nemours and Company  ..   100,000    9,437,500
      IMC Global, Inc.  .......................   175,000    6,846,875
      Merck & Co., Inc.  ......................   105,000    8,321,250
      Pfizer Inc.  ............................   100,000    8,287,500
        Total .................................             68,934,425

     Communication - 5.03%
      AT&T Corporation  .......................   150,000    6,525,000
      Carso Global Telecom & Media (A)*  ......   500,000    1,159,807
      GTE Corporation  ........................   179,700    8,176,350
      Nokia Corporation, Series A, ADS  .......   111,600    6,430,950
      SBC Communications Inc.  ................   195,000   10,091,250
        Total .................................             32,383,357

     Depository Institutions - 3.23%
      BankAmerica Corporation  ................   100,000    9,975,000
      HSBC Holdings plc (A)  ..................   202,060    4,323,606
      Wells Fargo & Company  ..................    24,210    6,530,647
        Total .................................             20,829,253

     Eating and Drinking Places - 0.29%
      Einstein/Noah Bagel Corp.*  .............    62,500    1,855,437

     Electric, Gas and Sanitary Services - 1.41%
      Baltimore Gas and Electric Company  .....   120,000    3,210,000
      Houston Industries Incorporated  ........   260,000    5,882,500
        Total .................................              9,092,500

                  See Notes to Schedule of Investments on page 10.

     THE INVESTMENTS OF
     UNITED RETIREMENT SHARES, INC.
     DECEMBER 31, 1996

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Electronic and Other Electric Equipment - 5.63%
      AMP Incorporated  .......................   200,000 $  7,675,000
      Duracell International Inc.  ............    75,000    5,240,625
      Emerson Electric Co.  ...................   100,000    9,675,000
      General Electric Company  ...............    60,000    5,932,500
      LSI Logic Corporation*  .................   205,000    5,483,750
      Lucent Technologies Inc.  ...............    48,612    2,248,305
        Total .................................             36,255,180

     Fabricated Metal Products - 0.85%
      Mark IV Industries, Inc.  ...............   242,550    5,487,694

     Food and Kindred Products - 0.45%
      PepsiCo, Inc.  ..........................   100,000    2,925,000

     Forestry - 1.01%
      Georgia-Pacific Corporation  ............    90,000    6,480,000

     General Merchandise Stores - 0.61%
      Cifra, S.A. de C.V., Series C (A)*  .....   550,000      670,731
      May Department Stores Company (The)  ....    70,000    3,272,500
        Total .................................              3,943,231

     Health Services - 0.68%
      Tenet Healthcare Corporation*  ..........   200,000    4,375,000

     Heavy Construction, Excluding Building - 0.69%
      Foster Wheeler Corporation  .............   120,000    4,455,000

     Holding and Other Investment Offices - 3.13%
      Grupo Carso, S.A. de C.V.,
        Series 1A (A) .........................   500,000    2,635,925
      LTC Properties, Inc.  ...................   300,000    5,550,000
      National Health Investors, Inc.  ........   190,500    7,215,187
      Zurich Insurance Company (A)  ...........    17,000    4,725,398
        Total .................................             20,126,510

     Industrial Machinery and Equipment - 2.71%
      Applied Materials, Inc.*  ...............   160,000    5,749,920
      Deere & Company  ........................   150,000    6,093,750
      York International Corporation  .........   100,000    5,587,500
        Total .................................             17,431,170

     Instruments and Related Products - 0.79%
      St. Jude Medical, Inc.*  ................   120,000    5,115,000


                  See Notes to Schedule of Investments on page 10.

     THE INVESTMENTS OF
     UNITED RETIREMENT SHARES, INC.
     DECEMBER 31, 1996

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Insurance Carriers - 5.98%
      Berkshire Hathaway Inc., Class B*  ......     3,000 $  3,336,000
      Chubb Corporation (The)  ................   200,000   10,750,000
      Financial Security Assurance Holdings Ltd.  350,000   11,506,250
      ITT Hartford Group, Inc.  ...............   125,000    8,437,500
      United HealthCare Corporation  ..........   100,000    4,500,000
        Total .................................             38,529,750

     Nondepository Institutions - 1.29%
      Associates First Capital Corporation  ...    38,000    1,676,750
      Federal Home Loan Mortgage Corporation  .    60,000    6,607,500
        Total .................................              8,284,250

     Oil and Gas Extraction - 2.29%
      Noble Affiliates, Inc.  .................   100,000    4,787,500
      Schlumberger Limited  ...................   100,000    9,987,500
        Total .................................             14,775,000

     Petroleum and Coal Products - 2.72%
      Exxon Corporation  ......................   100,000    9,800,000
      Royal Dutch Petroleum Company  ..........    45,000    7,683,750
        Total .................................             17,483,750

     Primary Metal Industries - 0.79%
      Nucor Corporation  ......................   100,000    5,100,000

     Printing and Publishing - 1.98%
      Belo (A. H.) Corporation, Class A  ......   113,200    3,947,850
      McGraw-Hill, Inc.  ......................   100,000    4,612,500
      Viacom Inc., Class B*  ..................   120,000    4,185,000
        Total .................................             12,745,350

     Textile Mill Products - 0.87%
      Sara Lee Corporation  ...................   150,000    5,587,500

     Transportation by Air - 1.18%
      Delta Air Lines, Incorporated  ..........    76,050    5,390,044
      Southwest Airlines Co.  .................   100,000    2,212,500
        Total .................................              7,602,544

     Wholesale Trade -- Nondurable Goods - 1.81%
      Gillette Company (The)  .................   150,000   11,662,500

     TOTAL COMMON STOCKS - 60.29% .............           $388,293,026
      (Cost: $295,459,061)


                 See Notes to Schedule of Investments on page 10   .

     THE INVESTMENTS OF
     UNITED RETIREMENT SHARES, INC.
     DECEMBER 31, 1996

                                                   Shares        Value

     PREFERRED STOCK - 0.96%
     Transportation Equipment
      Ford Motor Company, Convertible  ........    60,000 $  6,225,000
      (Cost: $3,000,000)

                                                Principal
                                                Amount in
                                                Thousands
     CORPORATE DEBT SECURITIES
     Building Materials and Garden Supplies - 0.24%
      Home Depot, Inc. (The),
        3.25%, 10-1-2001 ......................   $ 1,600    1,560,000

     Communication - 0.55%
      Bell Telephone Company of Pennsylvania (The),
        8.35%, 12-15-2030 .....................     3,000    3,525,420

     Electronic and Other Electric Equipment - 0.76%
      Cooper Industries, Inc.,
        6.0%, 1-1-99 (Exchangeable) ...........     3,416    4,901,875

     Nondepository Institutions - 0.52%
      General Electric Capital Corporation,
        8.3%, 9-20-2009 .......................     3,000    3,345,120

     Oil and Gas Extraction - 0.45%
      Enron Corp.,
        6.25%, 12-13-98 (Exchangeable).........     2,588    2,856,000


     TOTAL CORPORATE DEBT SECURITIES - 2.52%              $ 16,188,415
      (Cost: $13,589,000)

     OTHER GOVERNMENT SECURITY - 0.48%
     Supranational
      International Bank for Reconstruction and
        Development,
        9.25%, 7-15-2017 ......................     2,500 $  3,109,900
      (Cost: $2,498,217)


                  See Notes to Schedule of Investments on page 10.

     THE INVESTMENTS OF
     UNITED RETIREMENT SHARES, INC.
     DECEMBER 31, 1996

                                                Principal
                                                Amount in
                                                Thousands        Value

     UNITED STATES GOVERNMENT SECURITIES
      United States Treasury:
        6.5%, 8-15-97 .........................   $ 5,000 $  5,029,700
        5.625%, 8-31-97 .......................    10,000   10,003,100
        7.375%, 11-15-97 ......................     5,000    5,071,850
        5.125%, 2-28-98 .......................    15,000   14,903,850
        9.25%, 8-15-98 ........................     5,000    5,260,150
        4.75%, 10-31-98 .......................    10,000    9,809,400
        5.5%, 2-28-99 .........................    15,000   14,873,400
        7.125%, 9-30-99 .......................    20,000   20,553,200
        7.75%, 12-31-99 .......................    10,000   10,459,400
        7.25%, 5-15-2004 ......................     5,000    5,260,950
        7.875%, 11-15-2004 ....................    10,000   10,912,500
        7.5%, 2-15-2005 .......................    37,000   39,572,610
        9.375%, 2-15-2006 .....................     8,500   10,229,240
        10.375%, 11-15-2012 ...................     4,000    5,151,240
        9.25%, 2-15-2016 ......................     5,000    6,347,650
      Miscellaneous United States Government
        Backed Securities:
        National Archives Facility Trust,
         8.5%, 9-1-2019  ......................     4,334    4,876,214
        Postal Square Limited Partnership,
         8.95%, 6-15-2022  ....................     1,925    2,250,956

     TOTAL UNITED STATES GOVERNMENT SECURITIES - 28.04%   $180,565,410
      (Cost: $176,003,844)

     TOTAL SHORT-TERM SECURITIES - 7.46%                  $ 48,063,240
      (Cost: $48,063,240)

     TOTAL INVESTMENT SECURITIES - 99.75%                 $642,444,991
      (Cost: $538,613,362)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.25%       1,616,100

     NET ASSETS - 100.00%                                 $644,061,091

                  See Notes to Schedule of Investments on page 10.

     THE INVESTMENTS OF
     UNITED RETIREMENT SHARES, INC.
     DECEMBER 31, 1996

     Notes to Schedule of Investments

     *No income dividends were paid during the preceding 12 months.

     (A)  Listed on an exchange outside the United States.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

     UNITED RETIREMENT SHARES, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     DECEMBER 31, 1996

     Assets
      Investment securities - at value
        (Notes 1 and 3) ................................. $642,444,991
      Cash   ............................................        2,717
      Receivables:
        Dividends and interest ..........................    4,449,615
        Fund shares sold ................................    1,071,323
      Prepaid insurance premium .........................       11,312
                                                          ------------
         Total assets  ..................................  647,979,958
                                                          ------------
     Liabilities
      Payable for Fund shares redeemed  .................    3,544,179
      Accrued service fee (Note 2)  .....................      256,000
      Accrued transfer agency and
        dividend disbursing (Note 2) ....................       84,175
      Accrued accounting services fee (Note 2)  .........        5,833
      Other  ............................................       28,680
                                                          ------------
         Total liabilities  .............................    3,918,867
                                                          ------------
           Total net assets ............................. $644,061,091
                                                          ============

     Net Assets
      $1.00 par value capital stock
        Capital stock ................................... $ 77,120,380
        Additional paid-in capital.......................  461,642,325
      Accumulated undistributed income:
        Accumulated undistributed net investment income . 459,923 Accumulated undistributed net realized
         gain on investment transactions  ...............    1,006,834
        Net unrealized appreciation in value of
         investments at end of period  ..................  103,831,629
                                                          ------------
         Net assets applicable to outstanding
           units of capital ............................. $644,061,091
                                                          ============
     Net asset value per share (net assets divided
      by shares outstanding)
      Class A  ..........................................        $8.35
      Class Y  ..........................................        $8.35
     Capital shares outstanding
      Class A  ..........................................   76,826,224
      Class Y  ..........................................      294,156
     Capital shares authorized ..........................  300,000,000

                         See notes to financial statements.

     UNITED RETIREMENT SHARES, INC.
     STATEMENT OF OPERATIONS
     For the Six Months Ended DECEMBER 31, 1996

     Investment Income
      Income (Note 1B):
        Interest ........................................  $ 8,744,909
        Dividends .......................................    3,699,118
                                                           -----------
         Total income  ..................................   12,444,027
                                                           -----------
      Expenses (Note 2):
        Investment management fee .......................    1,734,579
        Service fee - Class A............................      550,215
        Transfer agency and dividend disbursing - Class A      470,036
        Accounting services fee .........................       35,000
        Custodian fees ..................................       27,984
        Audit fees ......................................       12,273
        Legal fees ......................................        5,321
        Shareholder servicing - Class Y..................        1,876
        Other ...........................................      106,098
                                                           -----------
         Total expenses  ................................    2,943,382
                                                           -----------
           Net investment income ........................    9,500,645
                                                           -----------
     Realized and Unrealized Gain (Loss) on
        Investments (Notes 1 and 3)
      Realized net gain on securities  ..................   17,098,552
      Realized net gain on foreign
        currency transactions ...........................       14,351
                                                           -----------
        Realized net gain on investments ................   17,112,903
      Unrealized appreciation in value of investments
        during the period ...............................    5,099,275
                                                           -----------
         Net gain on investments  .......................   22,212,178
                                                           -----------
           Net increase in net assets resulting
            from operations  ............................  $31,712,823
                                                           ===========


                         See notes to financial statements.

     UNITED RETIREMENT SHARES, INC.
     STATEMENT OF CHANGES IN NET ASSETS         For the      For the
                                              six months   fiscal year
                                                 ended        ended
                                             December 31,   June 30,
                                                 1996         1996
     Increase in Net Assets                  ------------  -----------
      Operations:
        Net investment income ...............$  9,500,645 $ 17,244,441
        Realized net gain on investments ....  17,112,903   37,039,698
        Unrealized appreciation .............   5,099,275   24,086,193
                                             ------------ ------------
         Net increase in net assets
           resulting from operations ........  31,712,823   78,370,332
                                             ------------ ------------
      Dividends to shareholders from (Note 1D):*
        Net investment income
         Class A  ........................... (10,528,406) (17,894,502)
         Class Y  ...........................     (39,793)     (23,837)
        Realized gains on securities
         transactions
         Class A  ........................... (46,606,691) (29,768,931)
         Class Y  ...........................    (173,810)         ---
                                             ------------ ------------
                                              (57,348,700) (47,687,270)
                                             ------------ ------------
      Capital share transactions:
        Proceeds from sale of shares:
         Class A (3,820,626 and 7,948,671
           shares, respectively) ............  33,346,743   68,712,131
         Class Y (92,809 and 231,276
           shares, respectively) ............     818,048    2,009,381
        Proceeds from reinvestment of dividends
         and/or capital gains distribution:
         Class A (6,873,267 and
           5,612,672 shares, respectively) ..  56,997,592   47,558,555
         Class Y (25,759 and 2,757
           shares, respectively) ............     213,603       23,837
        Payments for shares redeemed
         Class A (3,475,260 and 7,874,360
           shares, respectively) ............ (30,391,615) (67,818,591)
         Class Y (35,996 and 22,449
           shares, respectively) ............    (321,850)   (195,884)
                                             ------------ ------------
         Net increase in net assets
           resulting from capital
           share transactions ...............  60,662,521   50,289,429
                                             ------------ ------------
           Total increase ...................  35,026,644   80,972,491
     Net Assets
      Beginning of period  .................. 609,034,447  528,061,956
                                             ------------ ------------
      End of period, including undistributed
        net investment income of $459,923
        and $1,513,126, respectively ........$644,061,091 $609,034,447
                                             ============ ============
                    *See "Financial Highlights" on pages 14 - 15.
                         See notes to financial statements.

     UNITED RETIREMENT SHARES, INC.
     FINANCIAL HIGHLIGHTS
     Class A Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:
                         For the
                             six
                          months    For the fiscal year ended June 30,
                           ended    ----------------------------------
                        12/31/96    1996   1995    1994   1993    1992
                        --------  ------ ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ...........  $8.72   $8.26  $7.64   $7.70  $7.20   $6.41
                           -----   -----  -----   -----  -----   -----
     Income from investment
      operations:
      Net investment
        income ..........    .13     .26    .24     .18    .22     .21
      Net realized and
        unrealized gain
        on investments ..    .31     .94    .86     .22    .73     .91
                           -----   -----  -----   -----  -----   -----
     Total from investment
      operations  .......    .44    1.20   1.10     .40    .95    1.12
                           -----   -----  -----   -----  -----   -----
     Less distributions:
      Dividends from
        net investment
        income ..........  (0.15)  (0.27) (0.22)  (0.18) (0.23)  (0.22)
      Distribution from
        capital gains ...  (0.66)  (0.47) (0.26)  (0.28) (0.22)  (0.11)
                           -----   -----  -----   -----  -----   -----
     Total distributions.  (0.81)  (0.74) (0.48)  (0.46) (0.45)  (0.33)
                           -----   -----  -----   -----  -----   -----
     Net asset value,
      end of period  ....  $8.35   $8.72  $8.26   $7.64  $7.70   $7.20
                           =====   =====  =====   =====  =====   =====
     Total return* ......   5.19%  14.93% 15.07%   5.03% 13.45%  17.93%
     Net assets, end
      of period (000
      omitted)  .........$641,604$607,188$528,062$452,836$379,933$258,862
     Ratio of expenses
      to average net
      assets  ...........   0.94%** 0.89%  0.89%   0.87%  0.80%   0.82%
     Ratio of net
      investment income
      to average net
      assets  ...........   3.04%** 3.01%  3.04%   2.32%  2.98%   3.12%
     Portfolio turnover
      rate  .............  18.25%  42.05% 48.62%  27.10% 30.62%  38.26%
     Average commission
      rate paid  ........  $0.0551

      *Total return calculated without taking into account the sales load deducted on an initial purchase.
     **Annualized.
                              See notes to financial statements.

     UNITED RETIREMENT SHARES, INC.
     FINANCIAL HIGHLIGHTS
     Class Y Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:

                         For the        For the
                             six         period
                          months        from 2/27/96*
                           ended        through
                        12/31/96        6/30/96
                        --------        --------
     Net asset value,
      beginning of period  $8.72          $8.68
                           -----          -----
     Income from investment
      operations:
      Net investment
        income ..........    .15            .10
      Net realized and
        unrealized gain
        on investments ..    .30            .06
                           -----          -----
     Total from investment
      operations ........    .45            .16
                           -----          -----
     Less distributions:
      Dividends from net
        investment
        income...........(.16)          (.12)
      Distribution from
        capital gains....(.66)          (.00)
                           -----          -----
     Total distributions.(.82)          (.12)
                           -----          -----
     Net asset value,
      end of period .....  $8.35          $8.72
                           =====          =====
     Total return .......   5.27%          1.91%
     Net assets, end of
      period (000
      omitted)  ......... $2,457         $1,846
     Ratio of expenses
      to average net
      assets ............   0.78%**        0.71%**
     Ratio of net
      investment income
      to average net
      assets ............   3.20%**        3.36%**
     Portfolio
      turnover rate .....  18.25%         42.05%**
     Average commission
      rate paid  ........  $0.0551

      *Commencement of operations.
      **Annualized.
                         See notes to financial statements.

     UNITED RETIREMENT SHARES, INC.
     NOTES TO FINANCIAL STATEMENTS
     DECEMBER 31, 1996

     NOTE 1 -- Significant Accounting Policies

          United Retirement Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide the highest long-term total investment return as is, in the opinion of management, consistent with reasonable safety of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations System) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax
          reporting purposes over the remaining lives of the bonds.   Dividend
          income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

     C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.
          See Note 4 -- Federal Income Tax Matters.

     D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

          The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     NOTE 2 -- Investment Management and Payments to Affiliated Persons

          The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $15.1 billion of combined net assets at December 31, 1996) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

          Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

          The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                               Accounting Services Fee
                       Average
                    Net Asset Level          Annual Fee
               (all dollars in millions) Rate for Each Level
               ------------------------- -------------------
                From $    0 to $   10          $      0
                From $   10 to $   25          $ 10,000
                From $   25 to $   50          $ 20,000
                From $   50 to $  100          $ 30,000
                From $  100 to $  200          $ 40,000
                From $  200 to $  350          $ 50,000
                From $  350 to $  550          $ 60,000
                From $  550 to $  750          $ 70,000
                From $  750 to $1,000          $ 85,000
                     $1,000 and Over           $100,000

          For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

          As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,342,524, out of which W&R paid sales commissions of $775,124 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

          Under a Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

          The Fund paid Directors' fees of $11,959.

          W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     NOTE 3 -- Investment Securities Transactions

          Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $99,471,262 while proceeds from maturities and sales aggregated $91,746,704. Purchases of short-term and U.S. Government securities aggregated $334,607,387 and $39,413,281, respectively. Proceeds from maturities and sales of short-term and U.S. Government securities aggregated $357,960,296 and $10,040,449, respectively.

          For Federal income tax purposes, cost of investments owned at December 31, 1996 was $538,613,362, resulting in net unrealized appreciation of $103,831,629, of which $108,978,947 related to appreciated securities and $5,147,318 related to depreciated securities.

     NOTE 4 -- Federal Income Tax Matters

          For Federal income tax purposes, the Fund realized capital gain net income of $37,040,208 during its fiscal year ended June 30, 1996, of which a portion was paid to shareholders during the period ended June 30, 1996. Remaining capital gain net income has been distributed to Fund shareholders.

     NOTE 5 -- Commencement of Multiclass Operations

       On October 7, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

          Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     INDEPENDENT AUDITORS' REPORT

     The Board of Directors and Shareholders,
     United Retirement Shares, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Retirement Shares, Inc., as of December 31, 1996, the related statements of operations and changes in net assets for the six-month period then ended, and the financial highlights for the six-month period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and the financial highlights of the Fund for each of the years in the five-year period ended June 30, 1996 were audited by other auditors whose report, dated August 5, 1996, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the United Retirement Shares, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the six-month period then ended in conformity with generally accepted accounting principles.



     Deloitte & Touche LLP
     Kansas City, Missouri
     February 7, 1997

     DIRECTORS
     Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
     Henry L. Bellmon, Red Rock, Oklahoma
     Dodds I. Buchanan, Boulder, Colorado
     Linda Graves, Topeka, Kansas
     John F. Hayes, Hutchinson, Kansas
     Glendon E. Johnson, Miami, Florida
     William T. Morgan, Coronado, California
     William L. Rogers, Los Angeles, California
     Frank J. Ross, Jr., Kansas City, Missouri
     Eleanor B. Schwartz, Kansas City, Missouri
     Keith A. Tucker, Overland Park, Kansas
     Frederick Vogel III, Milwaukee, Wisconsin
     Paul S. Wise, Carefree, Arizona



     OFFICERS
     Keith A. Tucker, President
     Robert L. Hechler, Vice President
     Henry J. Herrmann, Vice President
     Theodore W. Howard, Vice President and Treasurer
     Sharon K. Pappas, Vice President and Secretary
     Cynthia P. Prince-Fox, Vice President
     Carl E. Sturgeon, Vice President







     To all IRA Planholders:

     As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

     THE UNITED GROUP OF MUTUAL FUNDS


     United Cash Management, Inc.
     United Government Securities Fund, Inc.
     United Bond Fund
     United Municipal Bond Fund, Inc.
     United Municipal High Income Fund, Inc.
     United High Income Fund, Inc.
     United High Income Fund II, Inc.
     United Continental Income Fund, Inc.
     United Retirement Shares, Inc.
     United Asset Strategy Fund, Inc.
     United Income Fund
     United Accumulative Fund
     United Vanguard Fund, Inc.
     United New Concepts Fund, Inc.
     United Science and Technology Fund
     United International Growth Fund, Inc.
     United Gold & Government Fund, Inc.











     ------------------------------------

     FOR MORE INFORMATION:
     Contact your representative, or your
     local office as listed on your
     Account Statement, or contact:
       WADDELL & REED
       CUSTOMER SERVICE
       6300 Lamar Avenue
       P. O. Box 29217
       Shawnee Mission, KS  66201-9217
       (800) 366-5465

     Our INTERNET address is:
       http://www.waddell.com


     NUR1007SA(12-96)
     printed on recycled paper